Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summarizes Change in Capitalized Dry-Docking Activity
The following table summarizes the change in the Company’s capitalized dry-docking costs, from January 1, 2021 to December 31, 2023:

	Year Ended December 31,
	2023 $	2022 $	2021 $
Balance at the beginning of the year	51,474	62,914	67,527
Cost incurred for dry docking	15,483	15,792	23,042
Dry-dock amortization	(25,245)	(26,666)	(27,123)
Write-down / sale of vessels	(1,139)	(566)	(532)
Balance at the end of the year	40,573	51,474	62,914